OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
OTHER CURRENT ASSETS
Schedule breakdown of other current assets

	2022	2023
Prepaid frequency license fees - current portion (Note 33c.i)	5,289	6,173
Advances	679	768
Prepaid salaries	218	276
Prepaid rental	105	71
Others (each below Rp100 billion)	475	442
Total	6,766	7,730